Related Party Balances and Transactions (Details) - Schedule of related parties transactions - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Related Parties Transactions Abstract
Interest income derived from Hangzhou Yuao Venture Capital Co., Ltd		$ 31,268
Derivative products entered with Antalpha	168,184,034
Derivative products expired to Antalpha	(143,099,238)
Consultation service fees to Antalpha	$ (534,688)